Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following (in millions):

		Successor
	Depreciable Life	December 31, 2013	December 31, 2012
Land and improvements	5-10 years (for improvements)	$5.8	$6.0
Buildings and improvements	5-40 years	53.0	44.7
Equipment	3-15 years	189.9	164.6

		248.7	215.3
Less accumulated depreciation		(79.9)	(55.1)

		$168.8	$160.2

Included in equipment shown above are cumulative additions related to capital lease obligations of $0.6 million and $0.9 million at December 31, 2013 and 2012, respectively. The related accumulated amortization was $0.3 million and $0.4 million at December 31, 2013 and 2012, respectively.

Depreciation expense recognized during the Successor years ended December 31, 2013, 2012 and 2011 was $28.4 million, $27.9 million and $29.0 million, respectively. Depreciation expense for the Predecessor period January 1, 2011 through January 25, 2011 was $2.2 million.

Holdings’ asset retirement obligations (“ARO”) are recorded as liabilities with the associated asset retirement costs capitalized as part of the carrying amount of the related buildings. The asset retirement costs are amortized over the useful lives of the buildings or terms of building leases. Changes in the ARO resulting from the passage of time are recognized as an increase in the carrying amount of the liability and as accretion expense. The liabilities for AROs were $1.2 million as of both December 31, 2013 and 2012.